Average Annual Total Returns - THE COMMUNITY DEVELOPMENT FUND	12 Months Ended	60 Months Ended	104 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.10%
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index (TR)(USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.46%	(0.59%)	0.73%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.67%	0.53%	0.83%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.43%	(0.50%)	(0.11%)
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.57%	(0.03%)	0.23%